Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document and entity information [abstract]
Document Type	6-K/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Entity Registrant Name	PETROBRAS - PETROLEO BRASILEIRO SA
Entity Central Index Key	0001119639
Current Fiscal Year End Date	--06-30